STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) [Abstract]
Share issuance costs	$ 20	$ 20	$ 40